UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5075

Thrivent Mutual Funds (Exact name of registrant as specified in charter)

625 Fourth Avenue South Minneapolis, Minnesota 55415 (Address of principal executive offices) (Zip code)

David S. Royal, Secretary 625 Fourth Avenue South Minneapolis, Minnesota 55415 (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-4249 Date of fiscal year end: December 31 Date of reporting period: September 29, 2006

Item 1. Schedule of Investments

Real Estate Securities Fund

Schedule of Investments

As of September 29, 2006
(unaudited)

Real Estate Securities Fund

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (97.2%)	Value	Shares	Common Stock (97.2%)	Value

Consumer Discretionary (2.5%)			5,600	Essex Property Trust, Inc.	$679,840
19,000	Hilton Hotels Corporation	$529,150	13,800	Extra Space Storage, Inc.	238,878
1	InterContinental Hotels		11,300	Federal Realty Investment Trust	839,590
	Group plc	9	4,967	FelCor Lodging Trust, Inc.	99,588
16,068	Starwood Hotels & Resorts		2,500	First Industrial Realty
	Worldwide, Inc.	918,929		Trust, Inc. *	110,000

	Total Consumer		6,500	First Potomac Realty Trust *	196,430
	Discretionary	1,448,088	7,000	Forest City Enterprises *	380,100

			38,000	General Growth Properties, Inc.	1,810,700
Financials (94.7%)			5,000	Glenborough Realty Trust, Inc. *	128,650
5,200	Acadia Realty Trust	132,600	4,500	Glimcher Realty Trust	111,510
8,500	Alexandria Real Estate		3,900	GMH Communities Trust	49,218
	Equities, Inc. *	797,300	7,500	Health Care Property
17,000	AMB Property Corporation	936,870		Investors, Inc. *	232,875
5,062	American Campus		3,500	Health Care REIT, Inc.	140,035
	Communities, Inc.	129,132	4,500	Healthcare Realty Trust, Inc. *	172,845
13,000	Apartment Investment &		3,500	Heritage Property
	Management Company	707,330		Investment Trust *	127,610
36,200	Archstone-Smith Trust -	1,970,728	5,000	Hersha Hospitality Trust *	48,000
17,500	Avalonbay Communities, Inc.	2,107,000	9,000	Highwoods Properties, Inc.	334,890
12,500	BioMed Realty Trust, Inc.	379,250	6,500	Home Properties, Inc.	371,540
23,500	Boston Properties, Inc.	2,428,490	5,000	Hospitality Properties Trust	236,000
19,981	Brandywine Realty Trust	650,382	85,983	Host Marriott Corporation	1,971,590
8,000	BRE Properties, Inc.	477,840	9,500	HRPT Properties Trust	113,525
25,300	Brookfield Properties		6,500	Innkeepers USA Trust	105,885
	Corporation	893,596	5,300	iStar Financial, Inc.	221,010
11,500	Camden Property Trust	874,115	7,000	Kilroy Realty Corporation	527,380
5,500	CBL & Associates		33,400	Kimco Realty Corporation	1,431,858
	Properties, Inc. *	230,505	6,000	Kite Realty Group Trust	102,240
3,200	Cedar Shopping Centers, Inc. *	51,744	6,600	LaSalle Hotel Properties	286,044
3,500	Colonial Properties Trust	167,335	10,800	Liberty Property Trust *	516,132
14,000	Corporate Office		14,500	Macerich Company	1,107,220
	Properties Trust	626,640	9,800	Mack-Cali Realty Corporation	507,640
5,500	Cousins Properties, Inc. *	188,155	11,000	Maguire Properties, Inc.	448,140
10,038	Crescent Real Estate Equities		7,000	Medical Properties Trust, Inc.	93,730
	Company	218,929	3,917	Mid-America Apartment
18,000	Developers Diversified			Communities, Inc.	239,799
	Realty Corporation	1,003,680	1,500	Mills Corporation	25,065
6,500	Digital Realty Trust, Inc. -	203,580	11,000	Nationwide Health
11,500	Duke Realty Corporation	429,525		Properties, Inc. *	294,140
3,800	EastGroup Properties, Inc.	189,468	7,500	New Plan Excel Realty
4,000	Entertainment Properties Trust *	197,280		Trust, Inc. *	202,875
7,500	Equity Inns, Inc.	119,400	3,900	Newcastle Investment
3,400	Equity Lifestyle Properties, Inc.	155,414		Corporation *	106,899
38,000	Equity Office Properties Trust	1,510,880	7,500	Omega Healthcare
5,500	Equity One, Inc. *	131,835		Investors, Inc.	112,575
45,000	Equity Residential REIT	2,276,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

1

Real Estate Securities Fund

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (97.2%)	Value	Shares	Common Stock (97.2%)	Value

Financials — continued			1,100	St. Joe Company	$60,357
7,500	Pan Pacific Retail		11,500	Strategic Hotel Capital, Inc.	228,620
	Properties, Inc.	$520,650	9,700	Sunstone Hotel Investors, Inc.	288,284
4,000	Pennsylvania Real Estate		5,000	Tanger Factory Outlet
	Investment Trust *	170,280		Centers, Inc. *	178,100
8,200	Post Properties, Inc.	389,664	8,500	Taubman Centers, Inc.	377,570
47,008	ProLogis Trust	2,682,276	22,200	Trizec Properties, Inc.	641,802
2,800	PS Business Parks, Inc.	168,840	30,000	United Dominion Realty
19,188	Public Storage, Inc.	1,649,976		Trust, Inc. *	906,000
2,000	Realty Income Corporation	49,420	12,000	U-Store-It Trust	257,520
17,000	Reckson Associates		21,000	Ventas, Inc.	809,340
	Realty Corporation	727,600	23,000	Vornado Realty Trust	2,507,000
15,500	Regency Centers Corporation	1,065,780	6,500	Weingarten Realty Investors *	279,630

9,000	Senior Housing Property Trust	192,060		Total Financials	54,404,961

41,400	Simon Property Group, Inc.	3,751,668

12,000	SL Green Realty Corporation	1,340,400		Total Common Stock
2,500	Sovran Self Storage, Inc.	138,875		(cost $47,942,944)	55,853,049

10,000	Spirit Finance Corporation	116,100

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (7.5%)		Rate (+)	Date	Value

4,290,965	Thrivent Financial Securities Lending Trust		5.320%	N/A	$4,290,965

		Total Collateral Held for
		Securities Loaned (cost $4,290,965)			4,290,965

			Interest	Maturity
Shares	Short-Term Investments (3.2%)		Rate (+)	Date	Value

1,860,992	Thrivent Money Market Fund		5.040%	N/A	$1,860,992

		Total Short-Term Investments (at amortized cost)			1,860,992

		Total Investments (cost $54,094,901) 107.9%			$62,005,006

		Other Assets and Liabilities, Net (7.9%)			(4,517,611)

		Total Net Assets 100.0%			$57,487,395

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Ω Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$7,915,100
Gross unrealized depreciation	(4,995)

Net unrealized appreciation (depreciation)	$7,910,105
Cost for federal income tax purposes	$54,094,901

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

2

THRIVENT MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
September 29, 2006 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Mutual Funds are valued at the net asset value at the close of each business day.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the Fund’s investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Options — All Funds, with the exception of the Money Market Fund, may buy put and call options and write covered put and call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid. The writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Financial Futures Contracts — Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked as collateral for open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss.

Investments in High-Yielding Securities — The High Yield Fund and Diversified Income Plus Fund invest primarily in high-yielding fixed-income securities. Each of the other Funds, except the Municipal Bond Fund and Money Market Fund, may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts — The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

3

Item 2. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There has been no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 27, 2006	THRIVENT MUTUAL FUNDS

By: /s/ Pamela J. Moret

Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 27, 2006	By: /s/ Pamela J. Moret

Pamela J. Moret
President

Date: November 27, 2006	By: /s/ Gerard V. Vaillancourt

Gerard V. Vaillancourt
Treasurer